Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Predecessor [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Total	Predecessor [Member]
Balance at Dec. 31, 2021						$ 242			$ 40,065,109		$ (52,896,817)		$ (12,831,466)
Balance, shares at Dec. 31, 2021						24,167,257
Stock-based compensation									3,524,801				3,524,801
Net loss											(14,047,607)	$ (14,047,607)	(14,047,607)
Issuance of preferred stock in private placement			$ 6						1,865,378				1,865,384
Issuance of preferred stock in private placement, shares	[1]		625,639
Conversion of convertible notes payable into preferred stock			$ 18						5,658,870				5,658,888
Conversion of convertible notes payable into preferred stock, shares	[2]		1,802,193
Conversion of preferred stock into common stock			$ (24)			$ 64			(40)
Conversion of preferred stock into common stock, shares			(2,427,832)			6,406,210
Conversion of convertible notes payable into common stock						$ 29			5,838,180				5,838,209
Conversion of convertible notes payable into common stock, shares	[3]					2,940,537
Balance at Dec. 12, 2022		$ 1	$ 0	$ 1	$ 3	$ 335		$ 104,527,837	$ 56,952,298	$ (4,846,160)	$ (66,944,424)	99,681,682	$ (9,991,791)
Balance, shares at Dec. 12, 2022		8,635		5,062	25,760	33,514,004
Stock-based compensation								56,333				56,333
Net loss										(75,018)		(75,018)
Balance at Dec. 31, 2022		$ 1		$ 1	$ 3			104,584,170		(4,921,178)		99,662,997
Balance, shares at Dec. 31, 2022		8,635		5,062	25,760
Stock-based compensation								287,461				287,461
Net loss										(3,543,950)		(3,543,950)
Reclassification of formerly redeemable common stock								331,331				331,331
Reclassification of formerly redeemable common stock, shares					188
Issuance of common stock pursuant to vendor agreements								395,200				395,200
Issuance of common stock pursuant to vendor agreements, shares					371
Registration costs associated with preferred stock issuance								(34,674)				(34,674)
Balance at Mar. 31, 2023		$ 1		$ 1	$ 3			105,563,488		(8,465,128)		97,098,365
Balance, shares at Mar. 31, 2023		8,635		5,062	26,320
Balance at Dec. 31, 2022		$ 1		$ 1	$ 3			104,584,170		(4,921,178)		99,662,997
Balance, shares at Dec. 31, 2022		8,635		5,062	25,760
Stock-based compensation								1,192,963				1,192,963
Net loss										(98,297,946)		(98,297,946)
Reclassification of formerly redeemable common stock								331,331				331,331
Reclassification of formerly redeemable common stock, shares					188
Issuance of common stock pursuant to vendor agreements								671,621				671,620
Issuance of common stock pursuant to vendor agreements, shares					10,457
Registration costs associated with preferred stock issuance								(5,500)				(5,500)
Registered offering of common stock					$ 8			15,723,900				15,723,908
Registered offering of common stock , shares	[4]				80,776
Redemption of Series A Preferred Stock		$ (1)						(10,295,048)				(10,295,049)
Redemption of Series A Preferred Stock, shares		(8,550)
Conversion of Series A Preferred Stock into common stock
Conversion of series A preferred stock into common stock , shares		(35)			50
Shares issued as consideration for extension of lock-up period					$ 1			1,156,777				1,156,778
Shares issued as consideration for extension of lock-up period, shares					8,698
Treasury stock acquired, at cost							$ (7,168)					(7,168)
Treasury stock acquired, at cost, shares							(7)
Warrant modification								181,891				181,891
Exercise of pre-funded warrants					$ 26			1,100				1,126
Exercise of pre-funded warrants, shares					255,557
Warrant inducement offer - exercise proceeds					$ 2			757,644				757,646
Warrant inducement offer - exercise proceeds, shares	[5]				20,346
Round up share adjustment due to reverse split
Round up share adjustment due to reverse split, shares					3,380
Balance at Dec. 31, 2023				$ 1	$ 40		$ (7,168)	114,300,849		(103,219,124)		11,074,598
Balance, shares at Dec. 31, 2023		50		5,062	405,212		(7)
Stock-based compensation								223,573				223,573
Net loss										(2,826,737)		(2,826,737)
Issuance of common stock pursuant to vendor agreements					$ 1			79,199				79,200
Issuance of common stock pursuant to vendor agreements, shares					9,000
Exercise of pre-funded warrants					$ 13			(13)
Exercise of pre-funded warrants, shares					131,481
Round up share adjustment due to reverse split					$ 8			(8)
Exercise of warrants					$ 21			2,672,479				2,672,500
Exercise of warrants, shares					213,800
Balance at Mar. 31, 2024				$ 1	$ 83		$ (7,168)	$ 117,276,079		$ (106,045,861)		$ 11,223,134
Balance, shares at Mar. 31, 2024		50		5,062	834,903		(7)

[1]	Includes gross proceeds of $1,964,524 less issuance costs of $99,140
[2]	Includes principal of $5,230,000 and accrued interest of $428,888
[3]	Includes principal of $3,961,000, accrued interest of $709,608 and derivative liability of $1,167,601
[4]	Includes gross proceeds of $18,114,193 less issuance costs of $2,390,285
[5]	Includes gross proceeds of $966,349 less issuance costs of $208,702